Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Assets, Liabilities and Temporary Equity Measured at Fair Value on Recurring Basis

The following tables summarize the Company’s assets, liabilities and temporary equity measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Available for sale securities	$15,535	$15,535	$—	$—

Interest rate cap agreements	$1,381	$—	$1,381	$—

Liabilities
Interest rate swap agreements	$23,145	$—	$23,145	$—

Temporary equity
Noncontrolling interests subject to put provisions	$478,216	$—	$—	$478,216

	December 31, 2010
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Available for sale securities	$10,048	$10,048	$—	$—

Temporary equity
Noncontrolling interests subject to put provisions	$383,052	$—	$—	$383,052